Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 6,796	$ 6,399
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	4,079	3,952
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	1,505	1,575
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	483	490
South America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	391	58
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	333	319
Others [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 5	$ 5

[1]	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.